Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year Ended December 31,
2021	$272,089
2022	208,970
2023	3,912
$484,971

Year Ended December 31,
2021	$646,930
2022	209,556
2023	3,736
$860,222